Deposits	12 Months Ended
Mar. 31, 2016
Deposits

15. Deposits

Deposits at March 31, 2015 and 2016 consist of the following:

	Millions of yen
	2015	2016
Time deposits	¥1,028,977	¥1,093,238
Other deposits	258,403	305,234

Total	¥1,287,380	¥1,398,472

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥617,235 million and ¥648,697 million at March 31, 2015 and 2016, respectively.

The maturity schedule of time deposits at March 31, 2016 is as follows:

Years ending March 31,	Millions of yen
2017	¥633,451
2018	205,410
2019	121,611
2020	52,595
2021	80,171

Total	¥1,093,238